UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22066

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

7 Dawson Street Huntington Station, New York	11746
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 95.88%
CLOSED-END FUNDS - 70.99%
CONVERTIBLE SECURITIES - 0.45%
AllianzGI Equity & Convertible Income Fund	61,912	$1,230,191

CORE - 5.12%
Adams Express Company (The)	294,662	4,107,588
Advent/Claymore Enhanced Growth & Income Fund	14,710	139,598
General American Investors Company, Inc.	92,121	3,413,083
Guggenheim Equal Weight Enhanced Equity Income Fund	76,345	1,509,341
Liberty All-Star Equity Fund	385,887	2,249,721
Source Capital, Inc.	9,555	620,979
Tri-Continental Corporation	89,526	1,868,408
		13,908,718
CORPORATE DEBT INVESTMENT GRADE-RATED - 0.00%
Cutwater Select Income Fund	1	27

DEVELOPED MARKET - 0.73%
Aberdeen Australia Equity Fund, Inc.	78,855	615,858
Aberdeen Israel Fund, Inc.	536	9,294
Aberdeen Singapore Fund, Inc.	27,892	346,419
New Ireland Fund, Inc. (The)	27,520	348,678
Swiss Helvetia Fund, Inc. (The)	48,739	659,439
		1,979,688
EMERGING MARKETS - 2.10%
Aberdeen Chile Fund, Inc.	43,688	374,406
Central Europe, Russia and Turkey Fund, Inc. (The)	5,890	146,072
First Trust/Aberdeen Emerging Opportunity Fund	34,215	608,685
Morgan Stanley India Investment Fund, Inc. *	59,108	1,470,607
Templeton Emerging Markets Fund	14,113	250,365
Templeton Russia and East European Fund, Inc.	24,175	304,605
Turkish Investment Fund, Inc. (The)	31,087	324,237
Voya Emerging Markets High Dividend Equity Fund	188,122	2,219,840
		5,698,817
EMERGING MARKETS DEBT - 0.26%
Global High Income Fund Inc.	49,761	480,691
Western Asset Emerging Markets Debt Fund Inc.	13,139	224,808
		705,499
FLEXIBLE INCOME - 0.37%
MFS Charter Income Trust	114,139	1,011,272

ENERGY MLP - 9.83%
ClearBridge Energy MLP Fund Inc.	156,544	4,364,447
ClearBridge Energy MLP Opportunity Fund Inc.	247,426	6,037,194
ClearBridge Energy MLP Total Return Fund Inc.	272,606	6,280,842
Fiduciary/Claymore MLP Opportunity Fund	46,258	1,311,877
First Trust MLP and Energy Income Fund	135,192	2,889,053
Nuveen Energy MLP Total Return Fund	263,725	5,830,960
		26,714,373

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED - 3.30%
BlackRock MuniEnhanced Fund, Inc.	4,400	$49,280
BlackRock MuniHoldings Fund, Inc.	1,100	17,710
BlackRock MuniHoldings Investment Quality Fund	4,700	65,330
BlackRock MuniHoldings Quality Fund II, Inc.	96,305	1,278,930
BlackRock MuniYield Quality Fund III, Inc.	7,000	95,970
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	61,136	863,240
Invesco Advantage Municipal Income Trust II	133,008	1,513,631
Invesco Municipal Opportunity Trust	50,199	628,993
Invesco Municipal Trust	31,550	395,953
Invesco Trust for Investment Grade Municipals	122,922	1,611,507
Invesco Value Municipal Income Trust	0	7
Managed Duration Investment Grade Municipal Fund	1,582	21,167
MFS Investment Grade Municipal Trust	28,806	263,287
Nuveen Dividend Advantage Municipal Fund 3	89,592	1,224,723
Nuveen Dividend Advantage Municipal Income Fund	19,719	278,235
Nuveen Quality Municipal Fund, Inc.	5,671	73,383
Nuveen Select Quality Municipal Fund, Inc.	37,570	513,582
Western Asset Managed Municipals Fund Inc.	4,749	62,117
		8,957,045
GENERAL BOND - 0.29%
Deutsche Multi-Market Income Trust	23,093	204,604
MFS Multimarket Income Trust	91,451	587,115
		791,719
GLOBAL - 6.92%
Alpine Global Dynamic Dividend Fund	200,705	1,984,972
Alpine Global Total Dynamic Dividend Fund	945,029	8,042,197
Clough Global Allocation Fund	7,402	105,915
Clough Global Opportunities Fund	24,616	293,669
Delaware Enhanced Global Dividend and Income Fund	172,572	2,072,590
Gabelli Global Utility & Income Trust (The)	34,971	671,093
GDL Fund (The)	83,098	875,853
Nuveen Global Value Opportunities Fund	116,712	1,559,272
Virtus Total Return Fund	124,984	581,176
Wells Fargo Advantage Global Dividend Opportunity Fund	325,819	2,613,068
		18,799,805
GLOBAL INCOME - 0.75%
Legg Mason BW Global Income Opportunities Fund Inc.	89,421	1,513,003
Nuveen Global Income Opportunities Fund	41,772	516,302
Templeton Global Income Fund	2,432	19,334
		2,048,639
HIGH CURRENT YIELD (LEVERAGED) - 2.66%
AllianceBernstein Global High Income Fund, Inc.	112,427	1,529,007
BlackRock Corporate High Yield Fund VI, Inc.	246,309	2,913,835
BlackRock Debt Strategies Fund, Inc.	13,834	52,846
Deutsche High Income Opportunities Fund, Inc.	96,489	1,412,599
Deutsche High Income Trust	70,126	626,926
Franklin Universal Trust	54,476	383,511
Invesco High Income Trust II	10,684	166,243
MFS Intermediate High Income Fund	38,669	105,180
Neuberger Berman High Yield Strategies Fund Inc.	3,793	48,968
		7,239,115

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
HIGH YIELD - 0.59%
Credit Suisse Asset Management Income Fund, Inc.	2,200	$7,524
First Trust High Income Long/Short Fund	46,839	800,479
Western Asset High Income Opportunity Fund Inc.	7,797	45,145
Western Asset High Yield Defined Opportunity Fund Inc.	32,648	542,283
Western Asset Managed High Income Fund Inc.	37,498	207,364
		1,602,795
HIGH YIELD MUNICIPAL DEBT - 0.23%
MFS High Income Municipal Trust	83,247	395,423
MFS High Yield Municipal Trust	11,000	47,630
MFS Municipal Income Trust	22,981	150,526
Putnam Managed Municipal Income Trust	3,400	24,072
		617,651
INCOME & PREFERRED STOCK - 1.11%
John Hancock Premium Dividend Fund	70,356	925,181
LMP Capital and Income Fund Inc.	78,074	1,320,231
Nuveen Quality Preferred Income Fund 3	92,642	775,414
		3,020,826
INTERMEDIATE MUNICIPAL DEBT - 0.02%
BlackRock Muni Intermediate Duration Fund, Inc.	3,680	53,250

LOAN PARTICIPATION - 5.99%
Apollo Senior Floating Rate Fund Inc.	2,500	42,750
BlackRock Floating Rate Income Strategies Fund, Inc	37,775	531,116
Blackstone / GSO Senior Floating Rate Term Fund	47,163	809,789
Eaton Vance Floating-Rate Income Trust	166,601	2,427,377
Eaton Vance Senior Floating-Rate Trust	57,668	829,842
Eaton Vance Senior Income Trust	15,365	100,026
First Trust Senior Floating Rate Income Fund II	61,356	831,987
Invesco Senior Income Trust	262,058	1,244,776
LMP Corporate Loan Fund Inc.	11,943	137,942
Nuveen Credit Strategies Income Fund	571,540	5,103,852
Nuveen Floating Rate Income Fund	101,995	1,151,524
Nuveen Senior Income Fund	145,617	974,178
Nuveen Short Duration Credit Opportunities Fund	2,000	34,240
Voya Prime Rate Trust	372,888	2,050,884
		16,270,283
NATURAL RESOURCES - 6.51%
BlackRock Energy and Resources Trust	42,525	1,017,198
BlackRock Real Asset Equity Trust	597,924	5,064,416
BlackRock Resources & Commodities Strategy Trust	463,946	5,210,114
First Trust Energy Income and Growth Fund	18,799	691,427
First Trust Energy Infrastructure Fund	55,059	1,313,708
Petroleum & Resources Corporation	120,143	3,460,118
Voya Natural Resources Equity Income Fund	89,410	926,288
		17,683,269

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.99%
BlackRock Global Opportunities Equity Trust	250,786	$3,538,590
BlackRock International Growth and Income Trust	445,042	3,351,166
Voya Asia Pacific High Dividend Equity Income Fund	52,883	668,441
Voya Global Advantage and Premium Opportunity Fund	45,183	555,751
		8,113,948
PACIFIC EX JAPAN - 1.65%
Aberdeen Greater China Fund, Inc.	89,927	927,147
China Fund, Inc. (The)	117,190	2,446,927
Morgan Stanley Thai Fund, Inc.	61,771	759,166
Taiwan Fund, Inc. *	18,973	356,692
		4,489,932
REAL ESTATE - 12.34%
Alpine Global Premier Properties Fund	569,304	3,911,118
CBRE Clarion Global Real Estate Income Fund	652,019	5,463,919
Cohen & Steers Preferred Securities and Income Fund, Inc.	522,978	9,136,426
Cohen & Steers Quality Income Realty Fund, Inc.	542,870	5,770,708
Cohen & Steers Total Return Realty Fund, Inc.	150,884	1,803,064
LMP Real Estate Income Fund Inc.	129,383	1,452,971
Neuberger Berman Real Estate Securities Income Fund Inc.	551,451	2,657,994
Nuveen Diversified Dividend and Income Fund	105,519	1,228,241
Nuveen Real Estate Income Fund	82,932	871,615
RMR Real Estate Income Fund	66,558	1,254,617
		33,550,673
SECTOR EQUITY - 1.52%
Gabelli Healthcare & WellnessRx Trust (The)	40,034	396,737
GAMCO Natural Resources, Gold & Income Trust by Gabelli	104,185	1,015,804
H&Q Healthcare Investors	28,667	814,143
John Hancock Financial Opportunities Fund	85,216	1,893,500
		4,120,184
U.S. MORTGAGE - 0.24%
First Trust Mortgage Income Fund	30,626	462,453
Nuveen Mortgage Opportunity Term Fund 2	8,278	192,795
		655,248
UTILITY - 5.02%
BlackRock EcoSolutions Investment Trust	127,519	972,970
BlackRock Utility and Infrastructure Trust	133,645	2,674,236
Brookfield Global Listed Infrastructure Income Fund Inc.	87,960	2,049,468
Cohen & Steers Infrastructure Fund, Inc.	101,864	2,358,152
Duff & Phelps Global Utility Income Fund Inc.	161,784	3,441,146
Reaves Utility Income Fund	74,322	2,157,568
		13,653,540

TOTAL CLOSED-END FUNDS		192,916,507

CONSUMER DISCRETIONARY - 2.30%
Comcast Corporation - Class A	31,358	1,686,433
DIRECTV *	4,000	346,080
Ford Motor Company	30,000	443,700
Johnson Controls, Inc.	7,000	308,000
Macy's, Inc.	4,000	232,720
Time Warner Cable Inc.	2,000	286,980
Time Warner Inc.	12,000	902,520
Walt Disney Company (The)	23,000	2,047,690
		6,254,123

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
CONSUMER STAPLES - 1.10%
Archer-Daniels-Midland Company	4,000	$204,400
CVS Caremark Corporation	18,000	1,432,620
Kroger Co. (The)	8,000	416,000
PepsiCo, Inc.	10,000	930,900
		2,983,920
ENERGY - 1.90%
ConocoPhillips	8,000	612,160
Devon Energy Corporation	6,000	409,080
EOG Resources, Inc.	8,000	792,160
Halliburton Company	8,000	516,080
Kinder Morgan, Inc.	12,000	460,080
Marathon Oil Corporation	9,000	338,310
Schlumberger Limited	20,000	2,033,800
		5,161,670
EXCHANGE-TRADED FUNDS - 6.25%
iShares Core S&P 500 ETF	43,000	8,525,180
SPDR S&P 500 ETF Trust	43,000	8,471,860
		16,997,040
FINANCIALS - 3.01%
Allstate Corporation (The)	4,000	245,480
American International Group, Inc.	8,000	432,160
Bank of America Corporation	30,000	511,500
Bank of New York Mellon Corporation (The)	6,000	232,380
BB&T Corporation	5,000	186,050
BlackRock, Inc. - Class A	2,000	656,640
JPMorgan Chase & Co.	20,000	1,204,800
Marsh & McLennan Companies, Inc.	4,000	209,360
MetLife, Inc.	9,000	483,480
Morgan Stanley	16,000	553,120
Prudential Financial, Inc.	4,000	351,760
Wells Fargo & Company	60,000	3,112,200
		8,178,930
HEALTH CARE - 2.33%
Abbott Laboratories	13,000	540,670
AbbVie Inc.	3,000	173,280
Actavis plc *	2,000	482,560
Aetna Inc.	6,000	486,000
Allergan, Inc.	2,500	445,475
Baxter International	7,000	502,390
Boston Scientific Corporation *	2,000	23,620
Cardinal Health, Inc.	6,000	449,520
Gilead Sciences, Inc. *	14,000	1,490,300
McKesson Corporation	3,000	584,010
Thermo Fisher Scientific Inc.	5,000	608,500
Wellpoint, Inc.	4,500	538,290
		6,324,615

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2014 (Unaudited)

Description	No. of Shares	Value
INDUSTRIALS - 1.72%
Deere & Company	3,000	$245,970
Delta Air Lines, Inc.	9,000	325,350
General Dynamics Corporation	3,000	381,270
General Electric Company	90,000	2,305,800
Lockheed Martin Corporation	3,000	548,340
Union Pacific Corporation	8,000	867,360
		4,674,090
INFORMATION TECHNOLOGY - 4.58%
Apple Inc.	49,000	4,936,750
Cisco Systems, Inc.	30,000	755,100
Corning, Inc.	9,000	174,060
Hewlett-Packard Company	12,400	439,828
Intel Corporation	20,000	696,400
International Business Machines Corporation	8,000	1,518,640
Microsoft Corporation	22,000	1,019,920
Oracle Corporation	40,000	1,531,200
QUALCOMM Incorporated	14,500	1,084,165
Yahoo! Inc. *	7,000	285,250
		12,441,313
MATERIALS - 0.60%
Dow Chemical Company (The)	14,500	760,380
LyondellBasell Industries N.V.	8,000	869,280
		1,629,660
TELECOMMUNICATION SERVICES - 1.01%
Verizon Communications, Inc.	55,000	2,749,450

UTILITIES - 0.09%
Exelon Corporation	7,000	238,630

TOTAL EQUITY SECURITIES (cost - $250,133,600)		260,549,948

SHORT-TERM INVESTMENTS - 4.02%
MONEY MARKET FUNDS - 4.02%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $10,934,068)	10,934,068	10,934,068

TOTAL INVESTMENTS - 99.90% (cost - $261,067,668)		271,484,016

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.10%		283,523

NET ASSETS - 100.00%		$271,767,539

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2014.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2014:

Cost of portfolio investments	$261,069,090
Gross unrealized appreciation	$14,522,612
Gross unrealized depreciation	(4,107,686)
Net unrealized appreciation	$10,414,926

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$260,549,948	$-
Short-Term Investments	10,934,068	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$271,484,016	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2014, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2014.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended September 30, 2014, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2014 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report. This information is also available on the Fund’s website at www.cornerstoneprogressivereturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 25, 2014

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 25, 2014

*	Print the name and title of each signing officer under his or her signature.